Dividends	6 Months Ended
Jun. 30, 2025
Final Dividends Abstract
Dividends

14.   Dividends

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
	$'m	$'m	$'m	$'m
Cash dividends on ordinary shares declared and paid:
Interim dividend: $0.10 per share	—	—	60	60
Interim dividend: $0.10 per share	60	60	60	60
Cash dividends on preferred shares declared and paid:
Interim dividend	—	—	6	6
Interim dividend	6	6	6	6
	66	66	132	132

On February 25, 2025, the Board approved an interim dividend of $0.10 per ordinary share. The interim dividend of $60 million was paid on March 27, 2025, to shareholders of record on March 13, 2025. On February 25, 2025, the Board approved an interim dividend on the annual 9% dividend of the preferred shares. The interim dividend of €6 million ($6 million) was paid on March 27, 2025.

On April 22, 2025, the Board approved an interim dividend of $0.10 per ordinary share. The interim cash dividend of $60 million was paid on May 15, 2025 to shareholders of record on May 5, 2025. On April 22, 2025, the Board approved an interim dividend on the annual 9% dividend of the preferred shares. The interim dividend of €6 million ($6 million) was paid on May 15, 2025.